Margin Loan Payable - Additional Information (Detail) $ in Thousands, $ in Millions	Jan. 17, 2023 CAD ($)	Jan. 17, 2023 USD ($)
LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage	5.50%	5.50%
Margin Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 18,552	$ 15
Standby fee	2.50%	2.50%